Consolidated Income Statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues and other income
Lease revenue	$ 4,713,802	$ 4,867,623	$ 4,991,551
Net gain on sale of assets	229,093	138,522	183,328
Other income	94,598	145,986	112,676
Total Revenues and other income	5,037,493	5,152,131	5,287,555
Expenses
Depreciation and amortization	1,727,296	1,791,336	1,843,003
Asset impairment	61,286	81,607	16,335
Interest expense	1,112,391	1,091,861	1,099,884
Leasing expenses	537,752	582,530	522,413
Transaction, integration and restructuring related expenses (a)	14,605	53,389	58,913	[1]
Selling, general and administrative expenses	348,291	351,012	381,308
Total Expenses	3,801,621	3,951,735	3,921,856
Income before income taxes and income of investments accounted for under the equity method	1,235,872	1,200,396	1,365,699
Provision for income taxes	(164,718)	(173,496)	(189,805)
Equity in net earnings of investments accounted for under the equity method	9,199	12,616	1,278
Net income	1,080,353	1,039,516	1,177,172
Net (income) loss attributable to non-controlling interest	(4,202)	7,114	1,558
Net income attributable to AerCap Holdings N.V.	$ 1,076,151	$ 1,046,630	$ 1,178,730
Basic earnings per share (in USD per share)	$ 6.68	$ 5.64	$ 5.78
Diluted earnings per share (in USD per share)	$ 6.43	$ 5.52	$ 5.72
Weighted average shares outstanding—basic (in shares)	161,059,552	185,514,370	203,850,828
Weighted average shares outstanding—diluted (in shares)	167,287,508	189,682,036	206,224,135

[1]	Includes $9.6 million of transaction and integration expenses related to the ILFC Transaction for the year ended December 31, 2015.